UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 241	$ 172
Common stock, shares authorized	15,000,000	15,000,000
Ordinary shares, shares issued	13,257,610	13,257,610
Ordinary shares, shares outstanding	12,983,137	12,983,137